Discontinued operations and assets held for sale - Disposal of Fidelta (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jan. 04, 2021
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Purchase commitments	€ 408,521	€ 398,627
Fee for service business, held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Total Consideration On The Disposal Of Fidelta			€ 37,100
Purchase commitments	€ 6,600
Purchase commitments term	2 years